Report of Directors Financial Review Risk Report - Stage 2 days past due analysis (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 3,117,161	$ 2,923,319
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,486,661	2,350,371
Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4,593)	(4,618)
Loans And Advances To Customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	988,399	930,658
Loans And Advances To Banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	108,462	102,039
Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 182,089	$ 153,973
Expected credit loss rate	0.40%	0.40%
Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,706,154	$ 2,507,370
Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (11,194)	$ (10,197)
Financial assets at amortised cost, category | Loans And Advances To Customers
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	1.10%	1.00%
Financial assets at amortised cost, category | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 999,091	$ 940,373
Financial assets at amortised cost, category | Loans And Advances To Customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (10,692)	$ (9,715)
Financial assets at amortised cost, category | Loans And Advances To Banks
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets at amortised cost, category | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 108,469	$ 102,052
Financial assets at amortised cost, category | Loans And Advances To Banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (7)	$ (13)
Financial assets at amortised cost, category | Other
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 890,326	$ 828,580
Financial assets at amortised cost, category | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (129)	$ (92)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	2.30%	2.30%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 104,578	$ 117,824
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (2,445)	$ (2,679)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	2.90%	2.70%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	2.40%	2.40%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	11.10%	10.20%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	18.90%	17.20%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 80,936	$ 93,248
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Gross carrying amount | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	77,615	90,157
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,894	1,888
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,427	1,203
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,318)	(2,546)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Allowance for ECL | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,837)	(2,147)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(211)	(192)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (270)	$ (207)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Banks
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	1.50%	1.00%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Banks | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	1.50%	1.00%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Banks | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Banks | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 132	$ 198
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Banks | Gross carrying amount | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	132	198
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Banks | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Banks | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(2)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Banks | Allowance for ECL | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(2)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Banks | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Banks | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	0.70%	0.30%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	0.60%	0.30%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	5.30%	0.00%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 1,651	$ 1,806
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other | Gross carrying amount | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,611	1,794
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	21	3
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19	9
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11)	(5)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other | Allowance for ECL | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(10)	(5)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (1)	$ 0
Financial assets at amortised cost, category | – personal | Loans And Advances To Customers
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	0.60%	0.60%
Financial assets at amortised cost, category | – personal | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 474,528	$ 447,225
Financial assets at amortised cost, category | – personal | Loans And Advances To Customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (2,797)	$ (2,524)
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	5.20%	2.90%
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	3.70%	2.10%
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	12.70%	12.40%
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	27.10%	21.50%
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 23,887	$ 39,919
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Gross carrying amount | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	21,481	37,676
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,483	1,361
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	923	882
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,235)	(1,158)
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Allowance for ECL | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(797)	(799)
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(188)	(169)
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (250)	$ (190)
Financial assets at amortised cost, category | – corporate and commercial | Loans And Advances To Customers
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	1.80%	1.60%
Financial assets at amortised cost, category | – corporate and commercial | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 424,505	$ 410,684
Financial assets at amortised cost, category | – corporate and commercial | Loans And Advances To Customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (7,526)	$ (6,755)
Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	1.90%	2.70%
Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	1.90%	2.60%
Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	5.80%	4.20%
Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	5.00%	4.60%
Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 54,636	$ 51,231
Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Gross carrying amount | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	53,898	50,486
Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	400	506
Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	338	239
Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,064)	(1,358)
Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Allowance for ECL | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,024)	(1,326)
Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(23)	(21)
Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (17)	$ (11)
Financial assets at amortised cost, category | – non-bank financial institutions | Loans And Advances To Customers
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	0.40%	0.50%
Financial assets at amortised cost, category | – non-bank financial institutions | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 100,058	$ 82,464
Financial assets at amortised cost, category | – non-bank financial institutions | Loans And Advances To Customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (369)	$ (436)
Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	0.80%	1.40%
Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	0.70%	1.10%
Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	0.00%	9.50%
Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	1.80%	7.30%
Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,413	$ 2,098
Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Gross carrying amount | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,236	1,995
Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11	21
Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	166	82
Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(19)	(30)
Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Allowance for ECL | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(16)	(22)
Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	(2)
Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (3)	$ (6)